UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

FORM N-Q

MARCH 31, 2018

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited)	March 31, 2018

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.8%
iShares Trust:
iShares Core U.S. Aggregate Bond ETF	122,196	$13,105,521
iShares MSCI EAFE ETF	114,241	7,960,313
iShares Russell 1000 Growth ETF	156,419	21,287,062
iShares Russell 1000 Value ETF	163,876	19,658,565
iShares Russell 2000 ETF	52,789	8,014,954
Legg Mason ETF Investment Trust:
Legg Mason International Low Volatility High Dividend ETF	1,303,096	34,988,128	(a)
Legg Mason Low Volatility High Dividend ETF	7,169,505	211,930,568	(a)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	6,510,068	132,675,176	(a)
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	18,201,739	203,313,427	(a)
ClearBridge Small Cap Fund, Class IS Shares	154,988	9,313,238	(a)
QS International Equity Fund, Class IS Shares	4,379,196	74,052,203	(a)
QS U.S. Small Capitalization Equity Fund, Class IS Shares	3,377,096	45,253,086	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	368,255	83,825,818	(a)
ClearBridge Appreciation Fund, Class IS Shares	3,941,993	90,823,512	(a)
ClearBridge International Value Fund, Class IS Shares	2,512,425	29,294,877	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares	9,844,876	190,006,098	(a)
The Royce Fund - Royce Small/Mid-Cap Premier Fund, Investment Class Shares	2,974,680	45,423,356	(a)
Vanguard Index Funds - Vanguard Total International Bond ETF	286,345	15,671,662
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	16,376,335	203,230,312	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,260,191,342)		1,439,827,876

See Notes to Schedule of Investments.

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.9%
Exchange-Traded Purchased Options - 0.9%
S&P 500 Index, Put @ $2,125.00		6/21/19	321	84,771,927	$2,155,515
S&P 500 Index, Put @ $2,200.00		6/21/19	49	12,940,263	416,059
S&P 500 Index, Put @ $2,225.00		6/21/19	253	66,814,011	2,113,815
S&P 500 Index, Put @ $2,250.00		6/21/19	75	19,806,525	660,375
S&P 500 Index, Put @ $2,275.00		6/21/19	226	59,683,662	2,098,410
S&P 500 Index, Put @ $2,300.00		6/21/19	80	21,126,960	782,800
S&P 500 Index, Put @ $2,325.00		6/21/19	205	54,137,835	2,050,000
S&P 500 Index, Put @ $2,350.00		6/21/19	112	29,577,744	1,216,880
S&P 500 Index, Put @ $2,400.00		6/21/19	107	28,257,309	1,287,745
S&P 500 Index, Put @ $2,450.00		6/21/19	42	11,091,654	567,588

TOTAL PURCHASED OPTIONS (Cost - $12,189,980)					13,349,187

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,272,381,322)					1,453,177,063

	RATE			SHARES
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,463,238)	1.615%			3,463,238	3,463,238

TOTAL INVESTMENTS - 99.9% (Cost - $1,275,844,560)					1,456,640,301
Other Assets in Excess of Liabilities - 0.1%					1,108,938

TOTAL NET ASSETS - 100.0%					$1,457,749,239

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason, Inc. (“Legg Mason”) or ETFs that are based on an index and managed by unaffiliated investment advisers (“Underlying Funds”).

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$1,439,827,876	—	—	$1,439,827,876
Purchased Options	3,033,647	$10,315,540	—	13,349,187

Total Long-Term Investments	1,442,861,523	10,315,540	—	1,453,177,063

Short-Term Investments†	3,463,238	—	—	3,463,238

Total Investments	$1,446,324,761	$10,315,540	—	$1,456,640,301

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason Inc. through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolio. Based on the Portfolio’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2018. The following transactions were effected in shares of such Underlying Funds for the period ended March 31, 2018.

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2018
Underlying Funds		Cost	Shares	Cost	Shares
Legg Mason ETF Investment Trust - Legg Mason International Low Volatility High Dividend ETF	$36,721,245	—	—	—	—	—	$436,998	—	$(1,733,117)	$34,988,128
Legg Mason ETF Investment Trust - Legg Mason Low Volatility High Dividend ETF	226,054,493	—	—	—	—	—	1,734,669	—	(14,123,925)	211,930,568
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	141,341,627	—	—	$5,517,980	268,907	$207,021	—	—	(3,148,471)	132,675,176
Legg Mason Global Asset Management Trust - BrandywineGOBAL - Global Opportunities Bond Fund, Class IS Shares	201,458,915	$1,422,503	127,694	6,148,191	562,302	111,809	2,845,005	—	6,580,200	203,313,427
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	9,807,778	—	—	411,920	6,803	8,080	—	—	(82,620)	9,313,238
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	75,957,205	—	—	1,003,900	60,150	66,100	—	—	(901,102)	74,052,203
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	47,573,485	—	—	1,853,064	136,455	16,936	—	—	(467,335)	45,253,086
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	89,232,722	—	—	5,488,013	25,587	576,988	—	—	81,109	83,825,818
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	96,398,270	—	—	3,702,219	160,061	142,780	—	—	(1,872,539)	90,823,512
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	30,377,172	—	—	554,395	48,888	55,605	—	—	(527,900)	29,294,877
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	202,348,405	—	—	11,195,405	574,712	284,595	—	—	(1,146,902)	190,006,098
The Royce Fund - Royce Small/Mid- Cap Premier Fund, Investment Class Shares	48,184,107	—	—	1,564,852	102,211	40,148	—	—	(1,195,899)	45,423,356
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	206,971,943	1,319,181	106,167	666,044	52,540	(16,045)	1,319,182	—	(4,394,768)	203,230,312

	$1,412,427,367	$2,741,684		$38,105,983		$1,494,017	$6,335,854	—	$(22,933,269)	$1,354,129,799

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2018